Consolidated Statements of Stockholders' Equity - USD ($)	Total	Common Stock	Additional Paid-In Capital	Statutory Reserves [Member]	Retained Earnings (Accumulated Deficit)	Noncontrolling Interest	Accumulated other comprehensive loss
Balance, amount at Dec. 31, 2020	$ 99,491,388	$ 149,554	$ 48,428,075	$ 6,437,506	$ 45,480,031	$ 638,846	$ (1,493,070)
Issuance of common stock for private placement	19,362,706	110,419	19,362,706	0	0	0	0
Issuance of common stock for compensation	1,840,000	6,667	1,840,000	0	0	0	0
Appropriation of retained earnings to statutory reserve fund	0	0	0	437,108	(437,108)	0	0
Foreign currency translation adjustment	2,535,599	0	0	0		(28,620)	2,564,219
Net loss	(10,692,982)	0	0	0	(8,358,129)	(2,334,853)	0
Balance, amount at Dec. 31, 2021	112,536,711	266,640	69,630,781	6,874,614	36,684,794	(1,724,627)	1,071,149
Issuance of common stock for private placement	10,120,400	953,333	10,120,400	0	0	0	0
Appropriation of retained earnings to statutory reserve fund	0	0	0	615,784	(615,784)	0	0
Foreign currency translation adjustment	(9,303,340)	0	0	0	0	10,536	(9,313,876)
Net loss	2,586,196	0	0	0	3,021,069	(434,873)	0
Cancellation of common stock due to reverse split	(4,573)	(2,067)	(4,573)	0	0	0	0
Balance, amount at Dec. 31, 2022	115,935,394	1,217,906	79,746,608	7,490,398	39,090,079	(2,148,964)	(8,242,727)
Foreign currency translation adjustment	(4,220,033)	0	0	0	0	1,513	(4,221,546)
Net loss	5,017,546	0	0	0	5,582,847	(565,301)	0
Proceeds received from issuance of common shares	5,834,325	2,240,000	5,834,325	0	0	0	0
Conversion of convertible note	438,000	339,183	438,000	0	0	0	0
Balance, amount at Dec. 31, 2023	$ 123,005,232	$ 3,797,089	$ 86,018,933	$ 7,490,398	$ 44,672,926	$ (2,712,752)	$ (12,464,273)